UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RCG Starboard Advisors, LLC   >>>  Was Admiral Advisors
Address: 599 Lexington Avenue, 2Oth floor
         New York, NY  10022

13F File Number:  28-12004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marc Baum
Title:     General Counsel
Phone:     212-201-4804

Signature, Place, and Date of Signing:

      /s/ Marc Baum     New York, NY     November 14, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $242,070 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTEL CORP                     COM              004934105    12863  1030700 SH       SOLE                  1030700        0        0
AGILYSYS INC                   COM              00847J105    15590  1545120 SH       SOLE                  1545120        0        0
ASHWORTH INC                   COM              04516H101     6524  1941551 SH       SOLE                  1941551        0        0
BRISTOW GROUP INC              COM              110394103     3908   115493 SH       SOLE                   115493        0        0
CONVERGYS CORP                 COM              212485106     4191   283553 SH       SOLE                   283553        0        0
CPI CORP                       COM              125902106    11610  1079988 SH       SOLE                  1079988        0        0
DATASCOPE CORP                 COM              238113104    35702   691506 SH       SOLE                   691506        0        0
ELECTRONICS FOR IMAGING INC    COM              286082102    11311   811973 SH       SOLE                   811973        0        0
ENDO PHARMACEUTICALS HLDGS I   COM              29264F205      800    40000 SH       SOLE                    40000        0        0
EPIQ SYS INC                   COM              26882D109     2988   219729 SH       SOLE                   219729        0        0
FEDERAL SIGNAL CORP            COM              313855108    10319   753178 SH       SOLE                   753178        0        0
GLOBAL CASH ACCESS HLDGS INC   COM              378967103      405    80000 SH       SOLE                    80000        0        0
GRAVITY CO LTD                 SPONSORED ADR    38911N107      257   236059 SH       SOLE                   236059        0        0
I-MANY INC                     COM              44973Q103     1909  2726760 SH       SOLE                  2726760        0        0
KENSEY NASH CORP               COM              490057106    38050  1209468 SH       SOLE                  1209468        0        0
KEYNOTE SYS INC                COM              493308100     4874   367851 SH       SOLE                   367851        0        0
NCI BUILDING SYS INC           NOTE 2.125%11/1  628852AG0    27714 27742000 PRN      SOLE                 27742000        0        0
ORTHOFIX INTL N V              COM              N6748L102     1522    81711 SH       SOLE                    81711        0        0
OSHKOSH CORP                   COM              688239201     2803   213000 SH       SOLE                   213000        0        0
S1 CORPORATION                 COM              78463B101    26951  4403836 SH       SOLE                  4403836        0        0
SCHULMAN A INC                 COM              808194104    14239   719878 SH       SOLE                   719878        0        0
TOLLGRADE COMMUNICATIONS INC   COM              889542106     4033   960243 SH       SOLE                   960243        0        0
VALUECLICK INC                 COM              92046N102     3507   342777 SH       SOLE                   342777        0        0